Document And Entity Information	Jul. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 24, 2025
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.00001 par value per share
Trading Symbol	ENVA
Security Exchange Name	NYSE
Amendment Description	As disclosed in the Form 8-K filed by Enova International, Inc. (the “Company”) on July 24, 2025 (the “Original Form 8-K), effective as of January 1, 2026, David Fisher, the Company’s Chairman of the Board and Chief Executive Officer, will transition to the role of Executive Chairman of the Board of Directors of the Company, Steve Cunningham, the Company’s Chief Financial Officer, will succeed Mr. Fisher as Chief Executive Officer of the Company, and Scott Cornelis, the Company’s Treasurer and Vice President of Finance, will succeed Mr. Cunningham as Chief Financial Officer of the Company. The Company is filing this Amendment No. 1 to the Original Form 8-K to provide information regarding each such officer’s compensation arrangements in connection with these management transitions. No other changes are being made to the Original Form 8-K.Compensation of Mr. Steve Cunningham as Chief Executive Officer of Enova International, Inc., effective January 1, 2026.On December 30, 2025, the Management Development and Compensation Committee of the Board (the “Compensation Committee”) approved the compensation for Mr. Cunningham in his capacity as Chief Executive Officer of the Company, effective January 1, 2026. Mr. Cunningham will receive an initial annual base salary of $850,000, together with an opportunity to participate in the Company’s Senior Executive Bonus Plan and Discretionary Bonus Plan, with a 2026 target award opportunity of 135% of base salary ($1,147,500).To further align his interests with those of the Company’s stockholders, Mr. Cunningham will be entitled to receive equity awards pursuant to the Company’s Fourth Amended and Restated 2014 Long-Term Incentive Plan. His 2026 annual award will be 600% of base salary ($5,100,000), granted in equal parts Restricted Stock Units and Stock Options. The Restricted Stock Units will be granted annually and will vest in substantially equal one-fourth increments on each of the first four anniversaries of the grant date. The Stock Options will be granted quarterly and will vest in substantially equal one-third increments on each of the first three anniversaries of the grant date. Compensation of Mr. Scott Cornelis as Chief Financial Officer of Enova International, Inc., effective January 1, 2026.On December 30, 2025, the Compensation Committee approved the compensation for Mr. Cornelis in his capacity as Chief Financial Officer of the Company, effective January 1, 2026. Mr. Cornelis will receive an initial annual base salary of $520,000, together with an opportunity to participate in the Company’s Senior Executive Bonus Plan and Discretionary Bonus Plan, with a 2026 target award opportunity of 85% of base salary ($442,000).To further align his interests with those of the Company’s stockholders, Mr. Cornelis will be entitled to receive equity awards pursuant to the Company’s Fourth Amended and Restated 2014 Long-Term Incentive Plan. His 2026 annual award will be 200% of base salary ($1,040,000), granted in equal parts Restricted Stock Units and Stock Options. The Restricted Stock Units will be granted annually and will vest in substantially equal one-fourth increments on each of the first four anniversaries of the grant date. The Stock Options will be granted quarterly and will vest in substantially equal one-third increments on each of the first three anniversaries of the grant date.Compensation of Mr. David Fisher as Executive Chairman of Enova International, Inc., effective January 1, 2026.On December 30, 2025, the Compensation Committee approved the compensation for Mr. Fisher in his capacity as Executive Chairman of the Company, effective January 1, 2026. Mr. Fisher will receive an initial annual base salary of $825,000, together with an opportunity to participate in the Company’s Senior Executive Bonus Plan and Discretionary Bonus Plan, with a 2026 target award opportunity of 130% of base salary ($1,072,000).To further align his interests with those of the Company’s stockholders, Mr. Fisher will be entitled to receive equity awards pursuant to the Company’s Fourth Amended and Restated 2014 Long-Term Incentive Plan. His 2026 annual award will be 520% of base salary ($4,290,000), granted in equal parts Restricted Stock Units and Stock Options. The Restricted Stock Units will be granted annually and will vest in substantially equal one-fourth increments on each of the first four anniversaries of the grant date. The Stock Options will be granted quarterly and will vest in substantially equal one-third increments on each of the first three anniversaries of the grant date.